Cash and cash equivalents	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents.
Cash and cash equivalents
6.	Cash and cash equivalents

	June 30,	December 31,
	2024	2023
	(Unaudited)
Banks and corporations	8,397,486	7,525,552
Short–term investments	4,836,729	4,808,610
Cash	2,660	1,953
	13,236,875	12,336,115

As of June 30, 2024, the balance of cash and cash equivalents includes $2,173,593 ($1,724,488 as of December 31, 2023) of restricted cash in: a) Interconexión Eléctrica S.A. E.S.P. for $2,060,845 ($1,580,106 as of December 31, 2023), b) Cenit for $111,986 ($143,464 as of December 31, 2023, corresponding to Oleoducto Bicentenario), and c) other companies for $762 (2023: $918), to be used in the next 12 months, exclusively to guarantee debt service (payment of principal and interest).

The fair value of cash and equivalents is close to its book value due to its short-term nature (less than three months) and its high liquidity. Cash equivalents are convertible to a known amount of cash and are subject to an insignificant risk of changes in value.